Vessels - Balance Sheet Analysis (Table) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Property Plant And Equipment [Line Items]
Vessel Cost - Balance at beginning of period	$ 517,225
Accumulated Depreciation - Balance at beginning of period	(95,696)
Depreciation	(15,776)	(15,177)
Impairment charge	4,062	0
Vessel Cost - Balance at end of period	474,992
Accumulated Depreciation - Balance at end of period	(88,997)
Vessel Cost
Property Plant And Equipment [Line Items]
Vessel Cost - Balance at beginning of period	517,225
Vessels acquired and delivered	7,587
Vessels sold	(45,910)
Impairment charge	(3,910)
Vessel Cost - Balance at end of period	474,992
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Accumulated Depreciation - Balance at beginning of period	(95,696)
Depreciation	(13,836)
Vessels sold	20,535
Accumulated Depreciation - Balance at end of period	(88,997)
Net Book Value
Property Plant And Equipment [Line Items]
Net Book Value - Balance at beginning of period	421,529
Vessels acquired and delivered	7,587
Depreciation	(13,836)
Vessels sold	(25,375)
Impairment charge	(3,910)
Net Book Value - Balance at end of period	$ 385,995